Operating Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Leases Of Lessee Disclosures Abstract
Rent expense	$ 164,454	$ 226,055	$ 377,261